SEGMENT REPORTING	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

Operating segments are components of an enterprise about which separate financial information is available and is evaluated regularly by management, namely the Chief Operating Decision Maker (“CODM”) of an organization, in order to determine operating and resource allocation decisions. By this definition, the Company has identified its Chief Executive Officer as the CODM. Effective in 2024, the Company began operating in two segments: Biotechnology and Technology. Prior to 2024, the Company did not report operating segments.

Biotechnology Segment: This segment is non-revenue generating and incurs expenses by developing its biotechnology product pipeline. The Biotechnology Segment had total assets of $12,103,537 and $8,366,785 as of September 30, 2025 and December 31, 2024, respectively.

Technology Segment: This segment is revenue generating and incurs expenses by acquiring technology assets to support and enhance operational capabilities through advanced technologies. The Technology Segment had total assets of $2,078,104 and $541,875 as of September 30, 2025 and December 31, 2024, respectively.

The Company believes that this structure reflects its current operational and financial management, and that it provides the best structure for the Company to focus on growth opportunities while maintaining financial discipline. The factors used to identify the Biotechnology and Technology operating segments were the difference in future potential revenue streams and customer base for each segment, the reporting structure for operational and performance information within the Company, and management’s decision to organize the Company around the different future potential revenue generating activities of the segments.

Segment information relating the Company's two operating segments for the three and nine months ended September 30, 2025 and 2024 is as follows:

	Three Months Ended September 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$237,441	$237,441
Cost of goods sold	–	45,155	45,155
Total operating expenses	2,505,907	163,407	2,669,314
Net (loss) gain from operations	$(2,505,907)	$28,879	$(2,477,028)

	Three Months Ended September 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	2,141,789	–	2,141,789
Net loss from operations	$(2,141,789)	$–	$(2,141,789)

	Nine Months Ended September 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$500,996	$500,996
Cost of goods sold	–	135,468	135,468
Total operating expenses	10,933,994	486,760	11,420,754
Net loss from operations	$(10,933,994)	$(121,232)	$(11,055,226)

	Nine Months Ended September 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	7,892,274	–	7,892,274
Net loss from operations	$(7,892,274)	$–	$(7,892,274)